Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
ASSETS
Cash and cash equivalents	$ 1,156,758,766		¥ 5,562,204,889	¥ 539,601,552	¥ 8,091,990,270
Restricted cash	6,132,990				42,902,719
Accounts receivable, net	26,889,080		129,464,732	135,778,457	188,099,873
Prepayments	7,191,027		135,755,353		50,304,112
Amount due from related parties	3,437,094		64,070,214	13,536,360	24,043,850
Other current assets	29,206,278		225,513,856		204,309,593
Property and equipment, net	5,562,150		50,427,610		38,909,465
Intangible assets, net	28,312,440		131,013,892		198,056,841
Investments	32,240,313		134,252,190		225,533,885
Other non-current assets	1,221,780		48,581,307		8,546,843
TOTAL ASSETS	1,301,379,526		6,494,851,722		9,103,670,339
LIABILITIES
Accounts payable	127,232,031		800,370,211		890,038,953
Advances from customers	2,449,400		9,708,051	5,488,122	17,134,532
Deferred revenue	28,015,908		112,071,796		195,982,486
Accrued expenses and other current liabilities	56,086,446		313,454,992		392,347,124
Amounts due to related parties	42,704,209		1,628,307,520	160,262,060	298,733,022
TOTAL LIABILITIES	263,073,800		2,863,912,570		1,840,306,465
Income Statement
Net revenue	1,041,145,646	¥ 7,283,230,253	3,654,383,126	1,885,717,001
Net income (loss)	4,767,151	33,348,128	(876,279,828)	(612,897,944)
Statement of Cash Flows
Net cash provided by (used in) operating activities	116,244,391	813,176,020	(337,586,406)	(381,036,409)
Net cash used in investing activities	(35,209,284)	(246,303,031)	(264,950,385)	(92,006,705)
Net cash (used in) provided by financing activities	$ 271,082,686	1,896,331,830	5,280,086,200	500,000,000
Variable Interest Entities [Member]
ASSETS
Cash and cash equivalents			1,549,689,255		826,481,128
Restricted cash					42,902,719
Accounts receivable, net			68,238,203		176,599,681
Prepayments			18,440,371		12,982,856
Amount due from related parties			53,815,484		13,431,477
Other current assets			93,062,950		82,405,807
Property and equipment, net			29,297,602		17,794,907
Intangible assets, net			15,645,467		130,272,386
Investments			128,018,556		147,033,947
Other non-current assets			6,858,141		1,918,598
TOTAL ASSETS			1,963,066,029		1,451,823,506
LIABILITIES
Accounts payable			256,071,492		794,266,492
Advances from customers			8,411,446		16,975,882
Deferred revenue			112,071,796		181,250,993
Accrued expenses and other current liabilities			103,101,896		177,228,742
Amounts due to related parties			1,547,837,321		59,693,186
TOTAL LIABILITIES			2,027,493,951		¥ 1,229,415,295
Income Statement
Net revenue		7,207,666,259	3,436,175,885	1,885,717,001
Net income (loss)		985,034,474	(680,682,612)	(612,897,944)
Statement of Cash Flows
Net cash provided by (used in) operating activities		816,655,741	1,091,289,940	(381,036,409)
Net cash used in investing activities		(133,917,000)	¥ (80,279,043)	(92,006,705)
Net cash (used in) provided by financing activities		¥ (1,363,044,149)		¥ 500,000,000